Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Net earnings	$ 490.3	$ 883.8	$ 674.6
Other comprehensive (loss) income :
Currency translation adjustment and other	(99.9)	116.8	(116.5)
Unrealized gains (losses) on cash flow hedges, net of tax	16.2	(17.6)	(25.7)
Unrealized losses on net investment hedges, net of tax	(13.5)	(30.5)	(0.1)
Pension losses, net of tax	(13.8)	(107.5)	(90.6)
Other comprehensive loss	(111.0)	(38.8)	(232.9)
Comprehensive income attributable to common shareowners	$ 379.3	$ 845.0	$ 441.7